Share-based compensation - Stock appreciation rights - Changes in SARs (Details) - Stock appreciation rights	12 Months Ended
Dec. 31, 2020 $ / shares shares
Balance, No. of Units (Beginning) | shares	2,544,983
Balance, Weighted average exercise price (Begining) | $ / shares	$ 7.14
SARs granted during the year ended | shares	549,020
SARs granted during the year ended | $ / shares	$ 5.25
SARs forfeited during the year ended | shares	0
SARs forfeited during the year ended | $ / shares	$ 0.00
Balance, No. of Units (Ending) (none of which are exercisable or convertible) | shares	3,094,003
Balance, Weighted average exercise price (Ending) | $ / shares	$ 6.80